Financial liabilities (Details Textual) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)
Disclosure Of Information on net borrowings [Line Items]
Repayments of non-current borrowings	€ 2,757		€ 2,973		€ 2,323
Borrowings, maturity	18 months
Debts Subjected to covenants	€ 1,337		1,664
Borrowings	25,865		24,707
Notional amount	4,596
Financial liabilities, at fair value			23,764
Foreign Currency Translation Differences Other Than Functional Currency	314
Cash and cash equivalents	10,836	[1]	7,363	[1]	€ 5,674	[1]		€ 5,209
Maximum Amount Drawn	16,700
Bonds issued	2,844
Uncommitted borrowing facilities [Member]
Disclosure Of Information on net borrowings [Line Items]
Undrawn borrowing facilities	12,484		11,584
Committed [Member]
Disclosure Of Information on net borrowings [Line Items]
Undrawn borrowing facilities	€ 5,214		€ 5,802
Bottom of range [member]
Disclosure Of Information on net borrowings [Line Items]
Discount rates used to measure fair value of financial debt	(0.20%)		(0.20%)				(0.20%)
Top of range [member]
Disclosure Of Information on net borrowings [Line Items]
Discount rates used to measure fair value of financial debt	2.90%		2.50%				2.90%
Ordinary Bonds Issued [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings			€ 17,965				$ 2,800
Euro Medium Term Notes [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings	€ 16,904
Maximum Amount Issuable | $							$ 20,000
Other Bonds [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings	2,800
Long term debt and current portion of longterm debt [Member]
Disclosure Of Information on net borrowings [Line Items]
Borrowings	€ 25,865		€ 24,707

[1]	Cash and cash equivalents as of December 31, 2018, include €19 million of cash and cash equivalents of consolidated subsidiaries held for sale that were reported in the item Assets held for sale in the balance sheet